TERMINATION OF HYDROELECTRIC CONCESSIONS	12 Months Ended
Dec. 31, 2025
Termination Of Hydroelectric Concessions
TERMINATION OF HYDROELECTRIC CONCESSIONS

NOTE 20: TERMINATION OF HYDROELECTRIC CONCESSIONS

On June 1, 2024, the HINISA concession contract expired. Through Executive Orders No. 1,021/24 and 1,085/24 and SE Resolutions No. 98/24 and 383/24, the Province of Mendoza and the SE established a 12-month transition period for HINISA’s concession.

On October 19, 2024, HIDISA’s concessions —one for the assets and the use of water resources, granted by the Province of Mendoza, and the other for the generation of electric power, granted by the Federal Government— expired. Through Executive Order No. 2,096/24, the Province of Mendoza set a 12-month transition period. At the national level, through SCEyM Resolution No. 01/24, the Secretariat of Energy and Mining Coordination established a transition period until June 1, 2025.

On March 8, 2025, the Federal Government and the province of Mendoza signed an agreement to jointly conduct the national and international open call for tenders for the concession of the Diamante and Nihuiles Hydroelectric Complexes as a single business unit. The coordination and execution of this tender process was delegated to the Public Enterprises Transformation Agency, which, within a maximum 60 business days’ period, would transfer 51% of the share package of the company becoming the concessionaire and owner of the assets.

On May 26, 2025, Provincial Law No. 9,630 was published, declaring a state of emergency for the Los Nihuiles Hydroelectric System over a 14-month period from its enactment. The Law provides for the continuity of the transition period until verification of compliance with the obligations arising from the concession contract with HINISA, without prejudice to any authorizations that must be granted by the Federal Government.

It is worth highlighting that HINISA has fully and timely complied with its obligations throughout the term of the concession contract and the transition period; and that, as of the date of issuance of these Consolidated Financial Statements, the Federal Government has not issued any statement or granted the required authorizations.

In these circumstances, at the end of the contractual transition period on June 1, 2025, HINISA notified both the Ministry of Energy and Environment of the Province of Mendoza and the SE that the extension of the transition period beyond the term stipulated in the contract requires an agreement with the concessionaire. However, to protect the concession’s assets, avoid affecting the supply of electricity in the WEM and ensure the safety of property and persons, HINISA informed that it would continue operating the Los Nihuiles Hydroelectric Complex, without this implying consent to any unilateral extension of the transition period, the assumption of additional obligations or responsibilities, or the waiver of its rights.

Finally, it is worth highlighting that HINISA is willing to proceed with the assets’ handover as soon as the competent authorities so decide and/or to execute the necessary agreements given this extraordinary situation.

On the other hand, on June 5, 2025, SE Resolution No. 240/25 extended HIDISA’s concession transition period until October 19, 2025. On October 20, 2025, through SE Resolution No. 398/25, it was proposed HIDISA to opt into the concession extension until June 30, 2026, subject to the terms of the original agreement and new provisions, including, among others, the update of guarantees, the waiver of claims against the Government arising from changes in the remuneration scheme, and the payment of royalties to the Province of Mendoza. On November 19, 2025, HIDISA confirmed its opt-in, proposing certain amendments, which, as of the date of issuance of these Consolidated Financial Statements, have not been challenged by the SE.